Stockholder’s Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Stock Options Activity

The following tables summarizes the stock option activity for the six months ended June 30, 2024:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	527,717	$4.17	9.00	$112,141
Granted	313,000	3.86
Exercised	-	-
Forfeited / canceled	(9,792)	5.45
Outstanding at June 30, 2024	830,925	4.04	8.89	-
Vested at June 30, 2024	405,102	4.03	8.46	-

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	69,217	$3.06	7.08	$117,669
Granted	379,500	4.53
Exercised	-	-
Forfeited / canceled	-	-
Outstanding at June 30, 2023	448,717	4.30	9.35	174,563
Vested at June 30, 2023	177,985	3.91	8.72	77,706

The following tables summarizes the stock option activity for the years ended December 31, 2023 and 2022:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	468,571	$3.32	7.4	$-
Granted	-	$-
Exercised	-	$-
Forfeited / canceled	(399,354)	$-
Outstanding at December 31, 2022	69,217	$3.06	7.1	$-
Granted	458,500	$4.34
Exercised	-	$-
Forfeited / canceled	-	$-
Outstanding at December 31, 2023	527,717	$4.17	9.0	$112,141
Vested at December 31, 2023	255,826	$4.01	8.5	$62,193

Schedule of Black Scholes Option Pricing Model

The fair value of options granted during the six months ended June 30, 2024 and 2023 was estimated using the Black-Scholes option pricing model based on the assumptions in the table below:

	Six Months Ended June 30,
	2024	2023
Expected dividend yield	0%	0%
Expected volatility	92% - 96%	87% - 88%
Risk-free interest rate	4.0% - 4.4%	3.4% - 3.9%
Expected life (in years)	5.25 - 6.0	5.0 - 6.0

●	Volatility – The trading volatility was determined by calculating the volatility of the Company’s peer group.
●	Expected life of options – The expected life of options granted to employees was determined using the simplified method.
●	Risk-free interest rate – This is the U.S. Treasury rate, having a term comparable to the expected life of the stock option.
●	Dividend yield – The Company does not expect to pay a dividend in the foreseeable future.

The fair value of options granted in the year ended December 31, 2023 was estimated using the Black-Scholes option pricing model based on the assumptions in the table below:

2023
Expected dividend yield	0%
Expected volatility	87% - 92%
Risk-free interest rate	3.4% - 4.4%
Expected life (in years)	5.0 - 6.0

Schedule of Outstanding Warrants

The following table provides details over the Company’s outstanding warrants as of June 30, 2024:

Exercise Price	Expiration	Number of Warrants
$0.0007	2030	274,286
$2.10 - $2.66	2026 - 2032	446,160
$3.36 - $4.27	2028 - 2029	1,933,226
$6.51 - $7.80	2026 - 2032	1,484,829
$8.125	2027 - 2028	1,443,227
		5,581,728

The following table provides details over the Company’s outstanding warrants including those issued as consideration for services and those issued in conjunction with transactions as of December 31, 2023:

Exercise Price	Expiration	Number of Warrants
$0.0007	2030	274,286
$2.10 - $2.66	2026 - 2032	460,445
$3.36 - $4.27	2028 - 2029	115,277
$6.51 - $7.80	2026 - 2032	1,484,929
$8.125	2027 - 2028	1,461,227
		3,796,164

Schedule of Warrant Activity

The following table summarizes the activity for warrants issued as consideration for services for the six months ended June 30, 2024 and the year ended December 31, 2023:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	678,176	$1.57	7.6	$2,131,123
Granted	-	-
Exercised	-	-
Forfeited / canceled	-	-
Outstanding at December 31, 2023	678,176	1.57	6.6	1,209,136
Granted	-	-
Exercised	(14,285)	2.66
Forfeited / canceled	-	-
Outstanding at June 30, 2024	663,891	1.55	6.1	474,323
Vested at June 30, 2024	663,891	1.55	6.1	474,323

The following table summarizes the activity for warrants issued as consideration for services for the years ended December 31, 2023 and 2022:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	885,373	$2.59	7.4	$2,147
Granted	56,629	$3.87
Exercised	-	$-
Forfeited / canceled	(263,826)	$5.50
Outstanding at December 31, 2022	678,176	$1.57	7.6	$2,131,123
Granted	-	$-
Exercised	-	$-
Forfeited / canceled	-	$-
Outstanding at December 31, 2023	678,176	$1.57	6.6	$1,209,136
Vested at December 31, 2023	671,789	$1.56	6.6	$1,205,305

Schedule of Warrants Valuation Assumptions

The fair value of options granted in the years ended 2022 were estimated using the Black-Scholes option pricing model based on the assumptions in the table below:

2022
Expected dividend yield	0%
Expected volatility	89%
Risk-free interest rate	1.86% - 1.97%
Expected life (in years)	10